Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Deferred offering costs	$ 946,912	$ 260,211
Tax benefits more likely to be recognized, percentage	50.00%
Convertible loans were excluded from computation	50,205	20,000